Description Of Business and Basis of Presentation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity	Feb. 25, 2021
Cash	$ 490,252,000
Repayments of related party debt	35,000,000	$ 0	$ 0
Accumulated deficit	(1,104,116,000)	$ (161,510,000)
Proceeds from business combination net	511,912,000
Proceeds from business combination gross	596,537,000
Advisory and placement fees	29,389,000
Costs paid with proceeds for SPAC	$ 21,029,000
PKLP [Member]
Description Of Organization And Business Operations [Line Items]
Percentage Of Non Voting Economic Interest	73.60%
Percentage Of Non Voting Economic Interest by Parent	26.40%
Repayments of related party debt	$ 35,000,000
Equity Method Investment, Ownership Percentage	100.00%
Proceeds from unredeemed shares	$ 21,737,000
Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share	$ 10
Common Class A [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from private placement issue	$ 574,800,000